UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
                                                                                              or
                                                                                                   Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
GLOBAL EQUITY PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 8.5%
Automobiles — 0.6%
6,400	Toyota Motor Corp. (a)	$205,328

Diversified Consumer Services — 1.0%
3,000	Apollo Group Inc., Class A Shares *	234,990
5,700	H&R Block Inc.	103,683

	Total Diversified Consumer Services	338,673

Hotels, Restaurants & Leisure — 2.0%
37,800	Compass Group PLC (a)	172,467
5,370	McDonald’s Corp.	293,041
8,630	OPAP S.A. (a)	227,738

	Total Hotels, Restaurants & Leisure	693,246

Household Durables — 0.4%
13,300	D.R. Horton Inc.	129,010

Leisure Equipment & Products — 0.6%
11,300	Namco Bandai Holdings Inc. (a)	112,857
11,700	Sega Sammy Holdings Inc. (a)	103,208

	Total Leisure Equipment & Products	216,065

Media — 1.6%
11,810	DIRECTV Group Inc. *	269,150
8,300	Grupo Televisa SA, ADR	113,212
7,600	Reed Elsevier NV (a)	81,161
4,000	Vivendi Universal SA (a)	105,543

	Total Media	569,066

Multiline Retail — 0.5%
1,900	Dollar Tree Inc. *	84,645
2,900	Family Dollar Stores Inc.	96,773

	Total Multiline Retail	181,418

Specialty Retail — 1.2%
1,900	Advance Auto Parts Inc.	78,052
500	AutoZone Inc. *	81,310
2,125	Hennes & Mauritz AB, Class B Shares (a)	79,561
2,700	Ross Stores Inc.	96,876
2,900	TJX Cos. Inc.	74,356

	Total Specialty Retail	410,155

Textiles, Apparel & Luxury Goods — 0.6%
1,950	NIKE Inc., Class B Shares	91,436
2,800	Polo Ralph Lauren Corp.	118,300

	Total Textiles, Apparel & Luxury Goods	209,736

	TOTAL CONSUMER DISCRETIONARY	2,952,697

CONSUMER STAPLES — 11.8%
Beverages — 1.0%
2,900	Coca-Cola Co.	127,455
8,400	Coca-Cola Enterprises Inc.	110,796
1,800	PepsiCo Inc.	92,664

	Total Beverages	330,915

Food & Staples Retailing — 3.5%
5,900	BJ’s Wholesale Club Inc. *	188,741
20,100	Koninklijke Ahold NV (a)	219,747
8,500	Kroger Co.	180,370
4,800	Lawson Inc. (a)	198,010
4,700	Seven & I Holdings Co., Ltd. (a)	103,801
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Food & Staples Retailing — 3.5% (continued)
6,630	Wal-Mart Stores Inc.	$345,423

	Total Food & Staples Retailing	1,236,092

Food Products — 3.7%
3,600	Archer-Daniels-Midland Co.	100,008
4,150	Aryzta AG (a)*	96,929
5,100	Dean Foods Co. *	92,208
3,200	H.J. Heinz Co.	105,792
3,000	Kerry Group PLC, Class A Shares (a)	60,676
15,500	Nestle SA, Registered Shares (a)	523,724
11,500	Sara Lee Corp.	92,920
11,900	Unilever NV, CVA (a)	234,928

	Total Food Products	1,307,185

Household Products — 0.9%
7,023	Procter & Gamble Co.	330,713

Tobacco — 2.7%
17,590	Altria Group Inc.	281,792
11,100	British American Tobacco PLC (a)	256,636
1,200	Lorillard Inc.	74,088
8,830	Philip Morris International Inc.	314,171

	Total Tobacco	926,687

	TOTAL CONSUMER STAPLES	4,131,592

ENERGY — 12.0%
Energy Equipment & Services — 0.8%
2,500	Baker Hughes Inc.	71,375
3,700	Noble Corp.	89,133
6,400	Pride International Inc. *	115,072

	Total Energy Equipment & Services	275,580

Oil, Gas & Consumable Fuels — 11.2%
3,200	Anadarko Petroleum Corp.	124,448
55,820	BP PLC (a)	373,015
5,900	Chevron Corp.	396,716
4,785	ConocoPhillips	187,381
2,700	EnCana Corp.	110,326
13,200	Eni SpA (a)	253,792
11,150	Exxon Mobil Corp.	759,315
6,200	Gazprom OAO, ADR (a)	91,082
3,400	LUKOIL, ADR (a)	127,727
3,800	Marathon Oil Corp.	99,902
2,100	Reliance Industries Ltd. (a)(b)	126,005
20,300	Royal Dutch Shell PLC, Class A Shares	455,976
9,450	StatoilHydro ASA (a)	164,742
2,300	Sunoco Inc.	60,904
16,600	Surgutneftegaz, ADR (a)	101,257
8,290	Total SA (a)	410,577
4,600	Valero Energy Corp.	82,340

	Total Oil, Gas & Consumable Fuels	3,925,505

	TOTAL ENERGY	4,201,085

FINANCIALS — 14.2%
Capital Markets — 0.3%
4,800	Morgan Stanley	109,296

Commercial Banks — 7.3%
10,150	Australia & New Zealand Banking Group Ltd. (a)	111,492
19,200	Banco Bilbao Vizcaya Argentaria SA (a)	155,829
43,800	Banco Santander Central Hispano SA (a)	300,735
5,010	Bank of Hawaii Corp.	165,230
26,000	Bank of Yokohama Ltd. (a)	111,737
1,600	BNP Paribas SA (a)	65,855
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Commercial Banks — 7.3% (continued)
112,000	BOC Hong Kong Holdings Ltd. (a)	$114,929
11,050	Commonwealth Bank of Australia (a)	267,605
2,540	Cullen/Frost Bankers Inc.	119,228
19,000	Gunma Bank Ltd. (a)	103,356
19,950	HSBC Holdings PLC (a)	112,768
4,521	National Bank of Greece SA (a)	68,682
6,350	Royal Bank of Canada	184,948
12,700	Standard Chartered PLC (a)	157,301
4,000	Sumitomo Mitsui Financial Group Inc. (a)	141,145
6,500	Wells Fargo & Co.	92,560
20,213	Westpac Banking Corp. (a)	269,005

	Total Commercial Banks	2,542,405

Diversified Financial Services — 0.4%
5,685	JPMorgan Chase & Co.	151,107

Insurance — 4.9%
5,000	AFLAC Inc.	96,800
18,900	Amlin PLC (a)	92,933
2,200	Aon Corp.	89,804
13,300	AXA (a)	161,267
2,800	Chubb Corp.	118,496
400	Fairfax Financial Holdings Ltd.	103,263
3,900	First American Corp.	103,389
46,300	Mapfre SA (a)	101,428
5,900	Progressive Corp. *	79,296
28,000	Sompo Japan Insurance Inc. (a)	146,663
40	Sony Financial Holdings Inc. (a)	107,143
4,000	Tokio Marine Holdings Inc. (a)	98,785
4,100	Torchmark Corp.	106,927
5,950	Travelers Cos. Inc.	241,808
5,600	Unum Group	70,000

	Total Insurance	1,718,002

Real Estate Investment Trusts (REITs) — 0.8%
4,300	Liberty Property Trust	81,442
2,600	Plum Creek Timber Co. Inc.	75,582
2,400	Public Storage Inc.	132,600

	Total Real Estate Investment Trusts (REITs)	289,624

Real Estate Management & Development — 0.5%
4,600	Daito Trust Construction Co., Ltd. (a)	154,244

	TOTAL FINANCIALS	4,964,678

HEALTH CARE — 12.0%
Biotechnology — 1.5%
5,800	Amgen Inc. *	287,216
5,150	Gilead Sciences Inc. *	238,548

	Total Biotechnology	525,764

Health Care Providers & Services — 1.1%
1,300	Express Scripts Inc. *	60,021
1,700	McKesson Corp.	59,568
3,600	Medco Health Solutions Inc. *	148,824
5,100	UnitedHealth Group Inc.	106,743

	Total Health Care Providers & Services	375,156

Pharmaceuticals — 9.4%
6,400	Abbott Laboratories	305,280
9,100	AstraZeneca PLC (a)	322,300
10,500	Bristol-Myers Squibb Co.	230,160
4,200	Eli Lilly & Co.	140,322
21,600	GlaxoSmithKline PLC (a)	335,821
8,900	H. Lundbeck A/S (a)	151,490
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Pharmaceuticals — 9.4% (continued)
4,500	Johnson & Johnson	$236,700
10,100	Merck & Co. Inc.	270,175
6,600	Novartis AG, Registered Shares (a)	248,661
25,650	Pfizer Inc.	349,353
1,300	Roche Holding AG (a)	178,162
5,800	Sanofi-Aventis (a)	325,029
5,800	Takeda Pharmaceutical Co., Ltd. (a)	201,198

	Total Pharmaceuticals	3,294,651

	TOTAL HEALTH CARE	4,195,571

INDUSTRIALS — 9.7%
Aerospace & Defense — 3.6%
1,500	Alliant Techsystems Inc. *	100,470
23,500	BAE Systems PLC (a)	112,588
68,200	Bombardier Inc., Class B Shares	158,781
29,500	Cobham PLC (a)	72,591
1,800	General Dynamics Corp.	74,862
2,500	Goodrich Corp.	94,725
1,600	L-3 Communications Holdings Inc.	108,480
2,200	Lockheed Martin Corp.	151,866
2,700	Northrop Grumman Corp.	117,828
4,300	Raytheon Co.	167,442
4,100	Zodiac SA (a)	103,813

	Total Aerospace & Defense	1,263,446

Airlines — 0.3%
16,000	Singapore Airlines Ltd. (a)	105,195

Building Products — 0.3%
4,100	Compagnie de Saint-Gobain (a)	114,580

Commercial Services & Supplies — 0.8%
21,800	Securitas AB, Class B Shares (a)	158,490
17,000	Toppan Printing Co., Ltd. (a)	116,706

	Total Commercial Services & Supplies	275,196

Construction & Engineering — 1.3%
2,100	ACS, Actividades de Construccion y Servicios, SA (a)	86,889
8,550	KBR Inc.	118,076
3,300	URS Corp. *	133,353
3,100	Vinci SA (a)	114,662

	Total Construction & Engineering	452,980

Industrial Conglomerates — 0.9%
15,175	General Electric Co.	153,419
2,950	Siemens AG, Registered Shares (a)	168,703

	Total Industrial Conglomerates	322,122

Machinery — 1.0%
2,500	Flowserve Corp.	140,300
2,800	Navistar International Corp. *	93,688
2,300	Schindler Holding AG (a)	108,384

	Total Machinery	342,372

Trading Companies & Distributors — 1.5%
57,000	Marubeni Corp. (a)	176,992
15,200	Mitsubishi Corp. (a)	202,303
173,000	Noble Group Ltd. (a)	135,441

	Total Trading Companies & Distributors	514,736

Transportation Infrastructure — 0.0%
3,850	Hopewell Highway Infrastructure Ltd. (a)	2,151

	TOTAL INDUSTRIALS	3,392,778

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

INFORMATION TECHNOLOGY — 12.8%
Communications Equipment — 2.0%
26,500	Cisco Systems Inc. *	$444,405
4,500	QUALCOMM Inc.	175,095
12,000	Telefonaktiebolaget LM Ericsson, Class B Shares (a)	97,268

	Total Communications Equipment	716,768

Computers & Peripherals — 5.2%
4,800	Apple Inc. *	504,576
14,600	Dell Inc. *	138,408
16,400	EMC Corp. *	186,960
12,350	Hewlett-Packard Co.	395,941
4,850	International Business Machines Corp.	469,916
14,000	NCR Corp. *	111,300

	Total Computers & Peripherals	1,807,101

IT Services — 2.2%
9,400	Accenture Ltd., Class A Shares	258,406
2,050	Affiliated Computer Services Inc., Class A Shares *	98,175
2,700	Automatic Data Processing Inc.	94,932
3,700	Computer Sciences Corp. *	136,308
2,800	Hewitt Associates Inc., Class A Shares *	83,328
600	MasterCard Inc., Class A Shares	100,488

	Total IT Services	771,637

Semiconductors & Semiconductor Equipment — 0.8%
9,700	Altera Corp.	170,235
11,600	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	103,820

	Total Semiconductors & Semiconductor Equipment	274,055

Software — 2.6%
5,000	BMC Software Inc. *	165,000
6,500	CA Inc.	114,465
12,670	Microsoft Corp.	232,748
9,200	Oracle Corp. *	166,244
3,900	Sybase Inc. *	118,131
5,700	Synopsys Inc. *	118,161

	Total Software	914,749

	TOTAL INFORMATION TECHNOLOGY	4,484,310

MATERIALS — 5.4%
Chemicals — 2.6%
1,900	Air Liquide SA (a)	154,144
1,200	CF Industries Holdings Inc.	85,356
2,100	FMC Corp.	90,594
3,400	Koninklijke DSM NV (a)	89,224
2,000	Monsanto Co.	166,200
1,100	Syngenta AG (a)	220,743
1,100	Wacker Chemie AG (a)	91,433

	Total Chemicals	897,694

Construction Materials — 0.4%
5,900	CRH PLC (a)	126,725

Containers & Packaging — 0.5%
12,350	Amcor Ltd. (a)	38,260
3,600	Ball Corp.	156,240

	Total Containers & Packaging	194,500

Metals & Mining — 1.9%
6,900	Barrick Gold Corp.	222,988
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Metals & Mining — 1.9% (continued)
23,300	BHP Billiton PLC (a)	$460,627

	Total Metals & Mining	683,615

	TOTAL MATERIALS	1,902,534

TELECOMMUNICATION SERVICES — 7.0%
Diversified Telecommunication Services — 4.7%
6,258	AT&T Inc.	157,702
5,400	BCE Inc.	107,418
6,850	Chunghwa Telecom Co., Ltd., ADR	124,870
18,650	Deutsche Telekom AG, Registered Shares (a)	231,689
8,100	France Telecom SA (a)	183,946
5,700	Nippon Telegraph & Telephone Corp. (a)	216,559
15,006	Telefonica SA (a)	299,283
10,600	Verizon Communications Inc.	320,120

	Total Diversified Telecommunication Services	1,641,587

Wireless Telecommunication Services — 2.3%
7,000	America Movil SAB de CV, Series L Shares, ADR	189,560
18	KDDI Corp. (a)	84,964
70	NTT DoCoMo Inc. (a)	95,538
8,400	Turkcell Iletisim Hizmetleri AS, ADR	103,236
196,200	Vodafone Group PLC (a)	342,248

	Total Wireless Telecommunication Services	815,546

	TOTAL TELECOMMUNICATION SERVICES	2,457,133

UTILITIES — 6.0%
Electric Utilities — 2.6%
4,200	American Electric Power Co. Inc.	106,092
4,100	Electric Power Development Co.	123,266
37,200	Enel SpA (a)	178,173
2,900	Exelon Corp.	131,631
3,300	FPL Group Inc.	167,409
4,200	Kyushu Electric Power Co. Inc. (a)	94,042
4,100	Tokyo Electric Power Co. Inc.	104,092

	Total Electric Utilities	904,705

Gas Utilities — 1.1%
49,700	Centrica PLC (a)	162,274
38,000	Tokyo Gas Co., Ltd. (a)	132,755
3,500	UGI Corp.	82,635

	Total Gas Utilities	377,664

Multi-Utilities — 2.3%
3,200	DTE Energy Co.	88,640
7,400	GDF Suez (a)	254,074
3,800	Public Service Enterprise Group Inc.	111,986
2,050	RWE AG (a)	143,926
4,400	Sempra Energy	203,456

	Total Multi-Utilities	802,082

	TOTAL UTILITIES	2,084,451

	TOTAL COMMON STOCKS
	(Cost — $42,210,367)	34,766,829

RIGHTS — 0.1%
Construction Materials — 0.1%
1,685	CRH PLC, Expires 4/8/09 *	36,664

Insurance — 0.0%
46,300	Mapfre SA, Expires 4/1/09 *	614

	TOTAL RIGHTS
	(Cost — $18,360)	37,278

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $42,228,727)	$34,804,107

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 1.4%
Repurchase Agreement — 1.4%
$488,000	State Street Bank & Trust Co. repurchase agreement dated 3/31/09, 0.010% due 4/1/09; Proceeds at maturity — $488,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 8/27/09; Market value - $499,400) (Cost — $488,000)	$488,000

	TOTAL INVESTMENTS — 100.9% (Cost — $42,716,727#)	35,292,107
	Liabilities in Excess of Other Assets — (0.9)%	(310,545)

	TOTAL NET ASSETS — 100.0%	$34,981,562

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Summary of Investments by Country **
United States	50.2%
Japan	8.9
United Kingdom	8.4
France	5.6
Switzerland	4.2
Netherlands	3.1
Spain	2.7
Canada	2.5
Australia	1.9
Germany	1.8
Italy	1.2
Bermuda	1.1
Sweden	1.0
Russia	0.9
Mexico	0.9
Greece	0.8
Taiwan	0.6
Ireland	0.6
Norway	0.5
Denmark	0.4
India	0.4
Hong Kong	0.3
Singapore	0.3
Turkey	0.3
Cayman Islands	0.0 ‡
Short-Term Investment	1.4

100.0%

**	As a percentage of total investments. Please note that Portfolio holdings are as of March 31, 2009 and are subject to change.

‡	Amount represents less than 0.1% of total investments.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global Equity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$35,292,107	$20,253,372	$15,038,735	—
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in
	Securities
Balance as of December 31, 2008	$512,188
Accrued premiums/discounts	—
Realized gain (loss)	9,914	(1)
Change in unrealized appreciation (depreciation)	(70,009	)(2)
Net purchases (sales)	(78,234)
Transfers in and/or out of Level 3	(373,859)

Balance as of March 31, 2009	—

(1)	This amount is included in net realized gain (loss) from investment.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (Continued)
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,084,055
Gross unrealized depreciation	(8,508,675)

Net unrealized depreciation	$(7,424,620)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires enhanced disclosure about the Portfolio’s derivative and hedging activities.
As of March 31, 2009 the Portfolio did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2009